Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Borrowings.
Borrowings

Note 5. Borrowings

Loan from Lessor

In October 2020, the Company entered into a lease for approximately 1,356 square meters, which is allocated on 839 square meters of office space, and 518 square meters of laboratory space in Hørsholm, Denmark. In addition to the ordinary lease payments, the Company obtained financing from DTU Science Park A/S (“DTU”) for rebuilding the laboratory facility and engineering building to match the Company’s needs. The Company will repay the $1.3 million financing at a fixed interest rate of 6% over 8 years. If the lease is terminated due to default by the Company before the outstanding balance, including interest accrued, has been repaid, the remaining balance is due immediately. The finance liability is recorded at amortized cost, which approximates fair value at the time of issuance. For the three months ended September 30, 2023 and 2022, interest expense related to the loan from lessor was nominal. For the nine months ended September 30, 2023 and 2022, interest expense related to the loan from lessor was $0.1 million and $0.1 million, respectively. During the three months ended September 30, 2023 and 2022 the Company had additions for borrowings related to the loan from lessor of $nil and $nil, respectively. During the nine months ended September 30, 2023 and 2022 the Company had additions for borrowings related to the loan from lessor of $0.1 million and $nil, respectively.

As a result of the structure of the DTU financing this amount is not included as Purchase of property, plant and equipment within the unaudited condensed consolidated interim statements of cash flows as it is netted against the loan balance.

EIB Loan

In August 2020, the Company executed the EIB Loan, for a principal amount of €20.0 million, divided into three tranches of tranche 1 in the amount of €7.0 million, tranche 2 in the amount of €6.0 million and tranche 3 in the amount of €7.0 million. Under the EIB Loan Agreement, the tranche balances are due six years from their respective disbursement dates.

During the year ended December 31, 2021, the Company initiated the draw of the first tranche of the EIB Loan Agreement. The Company received the proceeds from the draw of the first tranche of €7.0 million (approximately $7.8 million) on February 17, 2022. The Company will repay the first tranche of the EIB Loan at a fixed interest rate of 3% per annum and a payment-in-kind interest rate of 4% per annum. The loan is amortized to maturity using an effective monthly interest rate of 0.78%. For the three months ended September 30, 2023 and 2022, interest expense related to the EIB Loan was $0.2 million and $0.1 million, respectively. For the nine months ended September 30, 2023 and 2022, interest expense related to the EIB Loan was $0.5 million and $0.3 million, respectively. The loan is repayable in full six years after drawing down. Under the current business plans the Company cannot draw the remaining two tranches of the EIB loan.

Borrowings are summarized as follows (in thousands):

	September 30,	December 31,
	2023	2022
Loan from lessor	$1,016	$1,068
EIB Loan	7,123	6,932
Total Borrowings	8,139	8,000
Less: Borrowings, current portion	(150)	(136)
Total Borrowings, net of current portion	$7,989	$7,864

Note 18. Borrowings

Loan from Lessor

In October 2020, the Company entered into a lease for approximately 1,356 square meters, which is allocated on 839 square meters of office space, and 518 square meters of laboratory space in Hørsholm, Denmark. In addition to the ordinary lease payments, the Company obtained financing from DTU Science Park A/S (“DTU”) for rebuilding the laboratory facility and engineering building to match the Company’s needs. The Company will repay the $1.3 million financing at a fixed interest rate of 6% over 8 years. If the lease is terminated due to default by the Company before the outstanding balance, including interest accrued, has been repaid, the remaining balance is due immediately. The finance liability is recorded at amortized cost, which approximates fair value at the time of issuance. As of December 31, 2022, the Company is still in discussions with DTU on the actual costs incurred. For the years ended December 31, 2022 and 2021 interest expense related to the loan from lessor was $0.2 million and $nil, respectively. During the year ended December 31, 2022 the Company had additions for borrowings related to the loan from lessor of $0.1 million.

As a result of the structure of the DTU financing this amount is not included as Purchase of property, plant and equipment within the consolidated statements of cash flows. The leasehold improvements recognized will be subject for adjustment when the actual costs incurred are made available from DTU.

EIB Loan

In August 2020, the Company executed the EIB Loan, for a principal amount of €20.0 million, divided into three tranches of tranche 1 in the amount of €7.0 million, tranche 2 in the amount of €6.0 million and tranche 3 in the amount of €7.0 million. Under the EIB Loan Agreement, the tranche balances are due six years from their respective disbursement dates.

During the year ended December 31, 2021, the Company initiated the draw of the first tranche of the EIB Loan Agreement. The Company received the proceeds from the draw of the first tranche of €7.0 million (approximately $7.8 million) on February 17, 2022. The Company will repay the first tranche of the EIB Loan at a fixed interest rate of 3% per annum and a payment-in-kind interest rate of 4% per annum. The loan is amortized to maturity using an effective monthly interest rate of 0.78%.For the years ended December 31, 2022 and 2021 interest expense related to the EIB Loan was $0.6 million and $nil, respectively. The loan is repayable in full six years after drawing down. Under the present business plans the Company cannot draw the remaining two tranches of the loan.

Borrowings are summarized as follows (in thousands):

	December 31,
	2022	2021
Loan from lessor	$1,068	$1,170
EIB Loan	6,932	—
Total Borrowings	8,000	1,170
Less: Borrowings, current portion	(136)	(126)
Total Borrowings, net of current portion	$7,864	$1,044